RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended						9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended		12 Months Ended																				3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Polyurethanes	Dec. 31, 2009 Polyurethanes	Dec. 31, 2008 Polyurethanes	Dec. 31, 2011 Performance Products	Dec. 31, 2010 Performance Products	Dec. 31, 2008 Performance Products	Sep. 30, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2010 Advanced Materials	Dec. 31, 2009 Advanced Materials	Sep. 30, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Dec. 31, 2010 Textile Effects	Dec. 31, 2009 Textile Effects	Sep. 30, 2012 Pigments	Dec. 31, 2011 Pigments	Dec. 31, 2010 Pigments	Dec. 31, 2009 Pigments	Dec. 31, 2011 Discontinued Operations	Dec. 31, 2010 Discontinued Operations	Dec. 31, 2009 Discontinued Operations	Sep. 30, 2012 Discontinued Operations	Sep. 30, 2012 Corporate and other	Dec. 31, 2010 Corporate and other	Dec. 31, 2011 Corporate and other	Dec. 31, 2010 2005 initiatives and prior	Dec. 31, 2009 2005 initiatives and prior	Dec. 31, 2009 2005 initiatives and prior Polyurethanes	Dec. 31, 2009 2005 initiatives and prior Performance Products	Dec. 31, 2009 2005 initiatives and prior Pigments	Dec. 31, 2010 2006 initiatives	Dec. 31, 2009 2006 initiatives	Dec. 31, 2010 2006 initiatives Textile Effects	Dec. 31, 2009 2006 initiatives Textile Effects	Dec. 31, 2011 2008 initiatives	Dec. 31, 2010 2008 initiatives	Dec. 31, 2009 2008 initiatives	Dec. 31, 2010 2008 initiatives Polyurethanes	Dec. 31, 2009 2008 initiatives Polyurethanes	Dec. 31, 2011 2008 initiatives Textile Effects	Dec. 31, 2010 2008 initiatives Textile Effects	Dec. 31, 2009 2008 initiatives Textile Effects	Dec. 31, 2011 2008 initiatives Pigments	Dec. 31, 2010 2008 initiatives Pigments	Dec. 31, 2009 2008 initiatives Pigments	Sep. 30, 2012 2009 initiatives	Sep. 30, 2011 2009 initiatives	Sep. 30, 2012 2009 initiatives	Sep. 30, 2011 2009 initiatives	Dec. 31, 2011 2009 initiatives	Dec. 31, 2010 2009 initiatives	Dec. 31, 2009 2009 initiatives	Sep. 30, 2012 2009 initiatives Advanced Materials	Dec. 31, 2011 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Advanced Materials	Dec. 31, 2009 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Textile Effects	Dec. 31, 2009 2009 initiatives Textile Effects	Sep. 30, 2012 2009 initiatives Pigments	Dec. 31, 2011 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Pigments	Dec. 31, 2009 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Corporate and other	Dec. 31, 2009 2009 initiatives Corporate and other	Dec. 31, 2009 2009 initiatives Corporate and other	Sep. 30, 2011 2010 initiatives	Sep. 30, 2012 2010 initiatives	Sep. 30, 2011 2010 initiatives	Dec. 31, 2011 2010 initiatives	Dec. 31, 2010 2010 initiatives	Sep. 30, 2012 2010 initiatives Performance Products	Dec. 31, 2010 2010 initiatives Performance Products	Sep. 30, 2012 2010 initiatives Textile Effects	Dec. 31, 2011 2010 initiatives Textile Effects	Dec. 31, 2010 2010 initiatives Textile Effects	Sep. 30, 2012 2010 initiatives Corporate and other	Dec. 31, 2011 2010 initiatives Corporate and other	Dec. 31, 2010 2010 initiatives Corporate and other	Sep. 30, 2012 2011 initiatives	Sep. 30, 2011 2011 initiatives	Sep. 30, 2012 2011 initiatives	Sep. 30, 2011 2011 initiatives	Dec. 31, 2011 2011 initiatives	Sep. 30, 2012 2011 initiatives Advanced Materials	Dec. 31, 2011 2011 initiatives Advanced Materials	Sep. 30, 2012 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Pigments	Dec. 31, 2011 2006 initiatives and prior	Dec. 31, 2011 2006 initiatives and prior Textile Effects	Dec. 31, 2011 2006 initiatives and prior Pigments	Dec. 31, 2010 2010 charges for 2005 initiatives	Dec. 31, 2010 2010 charges for 2005 initiatives Polyurethanes	Dec. 31, 2010 2010 charges for 2005 initiatives Pigments
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period			$ 92	$ 49	$ 49	$ 75	$ 75		$ 2	$ 3	$ 1	$ 1	$ 1	$ 12	$ 2	$ 7	$ 1	$ 69	$ 25	$ 17	$ 63	$ 3	$ 8	$ 11	$ 7	$ 8	$ 34		$ 6	$ 1	$ 4											$ 1													$ 11	$ 20	$ 20																	$ 16	$ 24	$ 24												$ 63								$ 4
Adjustment to Textile Effects opening balance sheet liabilities							(5)														(5)
Restructuring charges														6	20		12	3	22				10		47								1						1		1		1	5		1		1	2			2	1	2	5	5	7	9	78	1		1	12		10	4	7	8	45			11	2	1	5	15	23		2		13	15	1	2	6	5	99	9	110	89	3	21	6	65	3	1	1		1		1
Reversal of reserves no longer required	(1)	(1)	(14)	(4)	(5)	(7)	(8)								(1)	(3)		(14)	(4)	(1)	(7)			(2)	(1)						(1)
Restructuring payments																																	(2)	(5)	(2)	(1)	(2)	(3)	(29)	(3)	(29)	(2)	(7)	(17)	(1)		(1)	(5)	(13)	(1)	(1)	(4)			(6)		(12)	(16)	(52)	(1)	(1)	(3)	(6)	(2)	(4)	(5)	(11)	(8)	(35)	(3)	(7)			(3)		(21)	(3)	(1)	(1)	(1)	(15)		(1)	(6)	(2)			(24)		(14)	(12)	(7)	(12)	(5)	(2)	(3)	(2)	(1)	(2)	(1)	(1)
Net activity of discontinued operations					(2)	(26)	34																			(2)	(26)	34
Foreign currency effect on liability balance			1		(10)	4	(2)								(2)			1	(8)	3	(1)	1			(1)					(1)	1
Accrued liabilities at the end of the period	90		90		92	49	75	30	2	3	1	1	1	3	12	2	7	49	69	25	17	2	3	8	11	6	8	34	6		5												1										7		7		11	20																9		16	24									42		42		63						2
Current portion of restructuring reserves	56		56		91	47		18			1			2	11			28	69			2	3			6			6			1
Long-term portion of restructuring reserve	34		34		1	2		12						1	1			21
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year			16		17			1							1			15	10				6
Estimated additional charges beyond one year			4		15													4	15
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility																			$ 53